FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign exchange rates [abstract]
Exchange differences recognized in the income statement	$ (18,718)	$ 121,651	$ (467,896)
Exchange differences recognized in equity as reserves	$ 47,495	$ 494,362	$ 1,409,439